Investment Strategy	Sep. 22, 2025
RMB Quality Intermediate Core Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings made for investment purposes) in fixed income securities that are rated investment grade or equivalent by a nationally recognized statistical rating organization (“NRSRO”) or, if a security is unrated, that the Fund’s investment adviser considers to be of comparable quality. Fixed income securities in which the Fund invest include U.S. government debt, U.S. government agency debt, taxable municipal bonds, corporate debt, non-corporate debt (including sovereign, supranational, foreign agency, or other government debt), and mortgage and asset backed securities. The Fund primarily invests in U.S. dollar denominated securities. The investment adviser intends to maintain in the Fund a minimum average overall portfolio quality rating of A3 by Moody’s and/or A- by Standard & Poor’s, excluding unrated securities.
In managing the Fund’s portfolio, the investment adviser seeks to generally capture the attributes of the Bloomberg Intermediate U.S. Government/Credit A+ Index (the “Bloomberg Benchmark”), including average effective duration, duration distribution of individual securities, quality, and convexity, while attempting to realize additional returns through sector allocation and security selection. The investment adviser seeks to manage the Fund’s portfolio-wide weighted average effective duration typically within +/- 20% of the effective duration of the Bloomberg Benchmark. Under certain market conditions, the Fund’s portfolio may have a longer or shorter weighted average effective duration. As of July 31, 2025, the effective duration of the Bloomberg Benchmark was 3.66. The investment adviser seeks to maintain the Fund’s portfolio-wide weighted average maturity between one to 10 years. From time to time, the Fund’s investments may be focused on issuers in the banking industry and/or the industrials sector. The Fund may invest in other investment companies, such as mutual funds and exchange-traded funds.

Strategy Portfolio Concentration [Text]	The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings made for investment purposes) in fixed income securities that are rated investment grade or equivalent by a nationally recognized statistical rating organization (“NRSRO”) or, if a security is unrated, that the Fund’s investment adviser considers to be of comparable quality.
RMB Quality Intermediate Tax-Exempt Municipal Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings made for investment purposes) in municipal securities that pay interest that is exempt from federal income tax. The Fund also invests, under normal circumstances, at least 80% of its net assets (plus any borrowings made for investment purposes) in fixed income securities that are rated investment grade or equivalent by a nationally recognized statistical rating organization (“NRSRO”) or, if a security is unrated, that the Fund’s investment adviser considers to be of comparable quality. The investment adviser seeks to invest in federally tax-exempt municipal bond issues that have historically demonstrated lower degrees of credit volatility and consistent payment records compared to other municipal bond issues. Municipal bonds in which the Fund invest include general obligation issues, tax revenue issues, tollway and transportation issues, essential service revenue issues, and pre-refunded issues. The Fund may purchase municipal obligations on a when-issued or delayed delivery basis or enter into forward commitments to purchase municipal obligations. The Fund primarily invests in U.S. dollar denominated securities. The investment adviser intends to maintain in the Fund a minimum average overall portfolio quality rating of Aa3 by Moody’s and/or AA- by Standard & Poor’s, excluding unrated securities.
In managing the Fund’s portfolio, the investment adviser seeks to generally capture the attributes of the ICE BofA 1‑12 Year AAA-AA Index (the “ICE BofA Benchmark”), including average effective duration, duration distribution of individual securities, quality, and convexity, while attempting to realize additional returns through sector allocation and security selection. The investment adviser seeks to manage the Fund’s portfolio-wide weighted average effective duration typically within +/- 20% of the effective duration of the ICE BofA Benchmark. Under certain market conditions, the Fund’s portfolio may have a longer or shorter weighted average effective duration. As of July 31, 2025, the effective duration of the ICE BofA Benchmark was 4.30. The investment adviser seeks to maintain the Fund’s portfolio-wide weighted average maturity between one to 12 years. The Fund may invest in other investment companies, such as mutual funds and exchange-traded funds.

Strategy Portfolio Concentration [Text]	The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings made for investment purposes) in municipal securities that pay interest that is exempt from federal income tax. The Fund also invests, under normal circumstances, at least 80% of its net assets (plus any borrowings made for investment purposes) in fixed income securities that are rated investment grade or equivalent by a nationally recognized statistical rating organization (“NRSRO”) or, if a security is unrated, that the Fund’s investment adviser considers to be of comparable quality.